INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 12 – INCOME TAXES

The components of income (loss) before income tax benefit (expense) are as follows:

	Year Ended December 31,
	2016	2015	2014

The Netherlands	$(631)	$(2,048)	$3,574
Subsidiaries outside of the Netherlands	3,977	(2,505)	(1,944)
Income (loss) before income tax expense	$3,346	$(4,553)	$1,630

The current income tax expense from subsidiaries outside of the Netherlands is $759, $110 and $107 for the years ended December 31, 2016, 2015 and 2014, respectively. There was no current income tax expense for the Netherlands for the years ended December 31, 2016, 2015 and 2014, respectively.

The deferred income tax benefit (expense) from subsidiaries outside of the Netherlands is $(245), $(39) and $17 for the years ended December 31, 2016, 2015 and 2014, respectively. There was no deferred income tax benefit (expense) for the Netherlands for the years ended December 31, 2016, 2015 and 2014.

The components of deferred tax assets and liabilities are as follows:
	December 31,
	2016	2015

Deferred tax assets:
Operating loss carryforwards	$18,907	$19,890
Capital loss carryforwards	145	143
Allowance for doubtful accounts	20	21
Tax credit carryforwards	558	568
Accrued expenses	2,032	1,669
Total deferred tax assets	21,662	22,291

Deferred tax liabilities:
Depreciation of property and equipment	(56)	(56)
Total deferred tax liabilities	21,606	22,235

Valuation allowance	(21,269)	(22,143)
Deferred tax assets, net	$337	$92

The ultimate realization of the net deferred tax assets in each jurisdiction the Company does business in is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carry forwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in the various jurisdictions it does business in to conclude that it is more likely than not that the Company will be able to realize its net deferred tax assets in the near future and, therefore, a valuation allowance was established for the carrying value of the net deferred tax assets, with the exception of two locations, which are currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance in other jurisdictions.

As of December 31, 2016, the Company has net operating loss carry forwards of $24,719 in the Netherlands, which will expire in 2017 through 2025. As of December 31, 2016, the Company has net operating loss carry forwards of $29,746 in the United States, which will expire in 2025 through 2034 and $4,507 in Israel, which do not expire. The ultimate utilization of such net operating loss carry forwards is limited in certain situations.

As of December 31, 2016, the Company has capital loss carry forwards of $580 in Israel. Such capital loss carry forwards do not expire and can be offset against future capital gains generated in Israel.

As of December 31, 2016, the Company has $558 in tax credits for the welfare to work and work opportunity programs in the United States that expire in 2024 through 2029.

During the year ended December 31, 2016 and 2015 the valuation allowance decreased (increased) by $874 and $(2,868), respectively.

The Company's effective income tax rate differs from The Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2016	2015	2014

Effective loss (income) tax benefit from continuing operations at statutory rate	$(837)	$1,138	$(408)
Rate differential	(493)	334	104
Non-deductible expenses	(89)	(162)	(46)
Adjustments to prior year tax losses	-	1,097	(1,053)
Changes in valuation allowance	457	(2,868)	1,569
Other	(42)	312	(256)
Income tax expense from continuing operations	$(1,004)	$(149)	$(90)

As of December 31, 2016 and 2015 there are no unrecognized tax benefits. As of December 31, 2016 and 2015, the Company has $1,130 and $89, respectively, included in income tax payable.

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the tax years 2013 to 2015 are subject to examination in the Netherlands. Income tax returns for the tax years 2012 to 2015 are subject to examination in foreign jurisdictions.